UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-09121

                              JNL Variable Fund LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
                    (Address of principal executive offices)


                                  Susan S. Rhee
                     Jackson National Asset Management, LLC
                                 1 Corporate Way
                             Lansing, Michigan 48951
--------------------------------------------------------------------------------
                     (Name and Address of agent of service)


Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:   December 31

Date of Reporting Period:  January 1, 2005 - March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

JNL Variable Funds (Unaudited)
Schedule of Investments (in thousands)
March 31, 2005


JNL/Mellon Capital Management 25 Fund                                                 SHARES     MARKET VALUE

Common Stocks - 99.6%
Aerospace & Defense - 4.6%
  Goodrich Corp. (c)                                                                    543         $20,781


Chemicals - 8.4%
  Kronos Worldwide Inc.                                                                 435          18,497
  PPG Industries Inc.                                                                   260          18,604
                                                                                                     37,101
Commercial Services - 4.3%
  Quebecor World Inc.                                                                   823          19,384


Electrical Components & Equipment - 7.5%
  Emerson Electric Co.                                                                  252          16,390
  Hubbell Inc.                                                                          339          17,337
                                                                                                     33,727
Environmental Control - 3.8%
  Waste Management Inc.                                                                 593          17,108


Food - 11.7%
  Fresh Del Monte Produce Inc.                                                          599          18,275
  General Mills Inc.                                                                    357          17,541
  Kraft Foods Inc. (c)                                                                  498          16,444
                                                                                                     52,260
Forest Products & Paper - 7.5%
  International Paper Co. (c)                                                           421          15,480
  Weyerhaeuser Co.                                                                      264          18,079
                                                                                                     33,559
Hand & Machine Tools - 3.7%
  Stanley Works                                                                         362          16,377


Home Furnishings - 3.9%
  Whirlpool Corp.                                                                       255          17,305


Household Products - 8.0%
  Avery Dennison Corp.                                                                  296          18,308
  Kimberly-Clark Corp.                                                                  269          17,665
                                                                                                     35,973
Manufacturing - 4.3%
  SPX Corp. (c)                                                                         443          19,158


Media - 3.4%
  Dow Jones & Co. Inc.                                                                  412          15,380


Mining - 4.1%
  Freeport-Mcmoran Copper & Gold Inc. (c)                                               464          18,364


Office & Business Equipment - 3.8%
  Pitney Bowes Inc.                                                                     382          17,234


Oil & Gas Producers - 4.9%
  ConocoPhillips                                                                        204          22,028


Packaging & Containers - 4.1%
  Packaging Corp of America (c)                                                         753          18,288


Pharmaceuticals - 3.6%
  Eli Lilly & Co.                                                                       313          16,301


Telecommunications - 3.7%
  Alltel Corp.                                                                          302          16,558


Toys & Hobbies - 4.3%
  Mattel Inc.                                                                           909          19,412

  Total Common Stocks (cost $427,228)                                                               446,298
Short Term Investments - 11.8%
Money Market Funds - 1.3%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                    5,672           5,672

Securities Lending Collateral - 10.5%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                             46,893          46,893

  Total Short Term Investments (cost $52,565)                                                        52,565
Total Investments - 111.4% (cost $479,793)                                                          498,863

Other Assets and Liabilities, Net -  (11.4%)                                                       (50,872)

Total Net Assets - 100%                                                                            $447,991

JNL/Mellon Capital Management Communications Sector Fund
Common Stocks - 99.3%
Holding Companies - Diversified - 1.8%
  Leucadia National Inc.                                                                 10            $335


Telecommunications - 87.1%
  Alltel Corp.                                                                           16             885
  AT&T Corp.                                                                             47             891
  BellSouth Corp.                                                                        58           1,523
  CenturyTel Inc.                                                                        16             511
  Cincinnati Bell Inc. (b)                                                               50             210
  Citizens Communications Co.                                                            43             560
  IDT Corp. (b)                                                                           8             107
  IDT Corp. - Class B (b)                                                                 8             124
  Level 3 Communications Inc. (b)                                                        76             156
  MCI Inc.                                                                               31             774
  NTL Inc. (b)                                                                            9             547
  Qwest Communications International Inc. (b)                                           179             661
  SBC Communications Inc.                                                               130           3,083
  Sprint Corp. (c)                                                                       40             899
  Telephone & Data Systems Inc.                                                           7             530
  Verizon Communications Inc.                                                           122           4,328
                                                                                                     15,789
Wireless Telecommunications - 10.4%
  Nextel Communications Inc. (b)                                                         27             781
  Nextel Partners Inc. (b)                                                                5             102
  NII Holdings Inc. - Class B (b)                                                         9             492
  US Cellular Corp. (b)                                                                   2              86
  Western Wireless Corp. - Class A (b)                                                   11             432
                                                                                                      1,893
  Total Common Stocks (cost $17,930)                                                                 18,017
Short Term Investments - 2.1%
Money Market Funds - 2.1%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                      378             378

Securities Lending Collateral -0.0%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                                  5               5

  Total Short Term Investments (cost $383)                                                              383
Total Investments - 101.4% (cost $18,313)                                                            18,400

Other Assets and Liabilities, Net -  (1.4%)                                                           (259)

Total Net Assets - 100%                                                                             $18,141

JNL/Mellon Capital Management Consumer Brands Sector Fund
Common Stocks - 99.8%
Advertising - 2.0%
  Advo Inc.                                                                               -             $10
  Catalina Marketing Corp.                                                                -              12
  Getty Images Inc. (b)                                                                   -              30
  Harte-Hanks Inc.                                                                        1              14
  Interpublic Group of Cos. Inc. (b)                                                      4              49
  Lamar Advertising Co. (b)                                                               1              31
  Omnicom Group Inc.                                                                      2             155
  RH Donnelley Corp. (b)                                                                  -              17
  Valuevision Media Inc. (b)                                                              -               3
                                                                                                        321
Airlines - 1.0%
  Airtran Holdings Inc. (b) (c)                                                           1               6
  Alaska Air Group Inc. (b)                                                               -               7
  AMR Corp. (b)                                                                           1              15
  Continental Airlines Inc. (b) (c)                                                       1               7
  Delta Air Lines Inc. (b) (c)                                                            1               5
  JetBlue Airways Corp. (b) (c)                                                           1              16
  Northwest Airlines Corp. (b) (c)                                                        1               4
  Skywest Inc.                                                                            1               9
  Southwest Airlines Co.                                                                  6              92
                                                                                                        161
Commercial Services - 4.9%
  Adesa Inc.                                                                              1              20
  Apollo Group Inc. - Class A (b)                                                         1             104
  Aramark Corp.                                                                           1              26
  Arbitron Inc.                                                                           -              13
  Career Education Corp. (b)                                                              1              33
  Cendant Corp.                                                                          10             201
  Chemed Corp.                                                                            -              10
  Corinthian Colleges Inc. (b) (c)                                                        1              13
  DeVry Inc. (b)                                                                          1              10
  Education Management Corp. (b)                                                          1              15
  H&R Block Inc.                                                                          1              72
  Interactive Data Corp. (b)                                                              -               6
  ITT Educational Services Inc. (b)                                                       -              22
  Laureate Education Inc. (b)                                                             -              18
  McKesson Corp.                                                                          3              95
  Pre-Paid Legal Services Inc. (c)                                                        -               5
  Rent-A-Center Inc. (b)                                                                  1              16
  Service Corp International (b)                                                          3              23
  ServiceMaster Co.                                                                       3              36
  Sotheby's Holdings Inc. - Class A (b)                                                   -               7
  Stewart Enterprises Inc. - Class A (b)                                                  1               5
  Strayer Education Inc.                                                                  -              16
  Valassis Communications Inc. (b)                                                        -              17
                                                                                                        783
Computers - 0.1%
  Factset Research Systems Inc.                                                           -              11


Distribution & Wholesale - 0.4%
  CDW Corp.                                                                               1              34
  Fastenal Co. (c)                                                                        1              33
                                                                                                         67
Entertainment - 1.3%
  Alliance Gaming Corp. (b) (c)                                                           -               4
  Argosy Gaming Co. (b)                                                                   -              11
  DreamWorks Animation SKG, Inc. (b)                                                      -              11
  GTECH Holdings Corp.                                                                    1              26
  International Game Technology                                                           3              87
  International Speedway Corp. - Class A                                                  -              15
  Metro Goldwyn Mayer Inc. (b)                                                            1               8
  Penn National Gaming Inc. (b)                                                           1              17
  Pinnacle Entertainment Inc. (b)                                                         -               5
  Scientific Games Corp. - Class A (b)                                                    1              13
  Six Flags Inc. (b)                                                                      1               3
                                                                                                        200
Food - 3.5%
  Albertson's Inc. (c)                                                                    3              61
  Kroger Co. (b)                                                                          6             102
  Performance Food Group Co. (b)                                                          -              11
  Safeway Inc. (b)                                                                        4              76
  Supervalu Inc.                                                                          1              41
  Sysco Corp.                                                                             6             213
  Whole Foods Market Inc.                                                                 1              59
  Wild Oats Markets Inc. (b)                                                              -               3
                                                                                                        566
Household Products - 0.1%
  American Greetings Corp. (c)                                                            1              14


Internet - 3.5%
  Amazon.com Inc. (b) (c)                                                                 3              94
  CNET Networks Inc. (b) (c)                                                              1              12
  DoubleClick Inc. (b)                                                                    1               8
  eBay Inc. (b)                                                                           9             341
  IAC Interactivecorp. (b) (c)                                                            5             105
  NetFlix Inc. (b) (c)                                                                    -               2
  Priceline.com Inc. (b) (c)                                                              -               5
                                                                                                        567
Leisure Time - 1.8%
  Bally Total Fitness Holding Corp. (b)                                                   -               1
  Carnival Corp.                                                                          4             205
  Multimedia Games Inc. (b)                                                               -               2
  Royal Caribbean Cruises Ltd. (c)                                                        1              42
  Sabre Holdings Corp.                                                                    1              28
  WMS Industries Inc. (b) (c)                                                             -               5
                                                                                                        283
Lodging - 3.9%
  Aztar Corp. (b)                                                                         -               9
  Boyd Gaming Corp.                                                                       -              22
  Caesars Entertainment Inc. (b)                                                          2              49
  Gaylord Entertainment Co. (b)                                                           -              15
  Harrah's Entertainment Inc. (c)                                                         1              67
  Hilton Hotels Corp.                                                                     3              74
  Mandalay Resort Group                                                                   1              45
  Marriott International Inc. - Class A                                                   2             113
  MGM Mirage (b)                                                                          1              38
  Starwood Hotels & Resorts Worldwide Inc.                                                2             117
  Station Casinos Inc. (c)                                                                -              30
  Wynn Resorts Ltd. (b)                                                                   1              43
                                                                                                        622
Manufacturing - 0.1%
  Matthews International Corp. - Class A                                                  -              10


Media - 28.5%
  Belo Corp.                                                                              1              22
  Cablevision Systems Corp. - Class A (b) (c)                                             2              48
  Charter Communications Inc. - Class A (b) (c)                                           2               4
  Clear Channel Communications Inc.                                                       5             173
  Comcast Corp - Class A (b)                                                             12             392
  Comcast Corp - Special Class A (b) (c)                                                  8             262
  Cox Radio Inc. (b)                                                                      -               5
  Cumulus Media Inc. - Class A (b)                                                        -               6
  Dex Media Inc.                                                                          1              21
  DIRECTV Group Inc. (b)                                                                  9             123
  Dow Jones & Co. Inc.                                                                    -              16
  Echostar Communications Corp.                                                           2              57
  Emmis Communications Corp. (b)                                                          -               8
  Entercom Communications Corp.                                                           -              17
  EW Scripps Co.                                                                          1              36
  Gannett Co. Inc.                                                                        2             188
  Gemstar-TV Guide International Inc. (b)                                                 2               9
  Hearst-Argyle Television Inc.                                                           -               6
  Hollinger International Inc.                                                            -               4
  Insight Communications Co Inc. (b)                                                      -               5
  John Wiley & Sons Inc.                                                                  -              12
  Knight-Ridder Inc. (c)                                                                  1              47
  Lee Enterprises Inc.                                                                    -              14
  Liberty Media Corp. - Class A (b)                                                      24             248
  Liberty Media international - Class A (b)                                               1              61
  McClatchy Co. - Class A                                                                 -              13
  Mcgraw-Hill Cos. Inc.                                                                   2             156
  Media General Inc.                                                                      -              11
  Meredith Corp.                                                                          -              18
  New York Times Co. - Class A                                                            1              49
  News Corp. Inc.                                                                        18             309
  News Corp. Inc. (c)                                                                     5              90
  Radio One Inc. (b) (c)                                                                  1               8
  Reader's Digest Association Inc. - Class A                                              1              14
  Scholastic Corp. (b)                                                                    -               9
  Sinclair Broadcast Group Inc. - Class A                                                 -               3
  Sirius Satellite Radio Inc. (b) (c)                                                    11              59
  The Washington Post Co.                                                                 -              52
  Time Warner Inc. (b)                                                                   41             717
  Tribune Co.                                                                             2              77
  UnitedGlobalCom Inc. (b)                                                                3              31
  Univision Communications Inc. - Class A (b) (c)                                         2              65
  Viacom Inc. - Class A                                                                   -              12
  Viacom Inc. - Class B                                                                  14             474
  Walt Disney Co.                                                                        19             545
  Westwood One Inc. (b)                                                                   1              15
  XM Satellite Radio Holdings Inc. - Class A (b) (c)                                      2              60
  Young Broadcasting Inc. (b)                                                             -               2
                                                                                                      4,573
Pharmaceuticals - 2.3%
  Accredo Health Inc. (b)                                                                 -              20
  AmerisourceBergen Corp.                                                                 1              59
  Andrx Group (b) (c)                                                                     1              15
  Cardinal Health Inc.                                                                    4             223
  Omnicare Inc.                                                                           1              34
  Priority Healthcare Corp. - Class B (b)                                                 -               8
  VCA Antech Inc. (b)                                                                     1              17
                                                                                                        376
Retail - 45.5%
  99 Cents Only Stores (b) (c)                                                            -               5
  Abercrombie & Fitch Co. - Class A                                                       1              46
  Advance Auto Parts (b)                                                                  1              33
  Aeropostale Inc. (b)                                                                    1              17
  American Eagle Outfitters                                                               1              33
  AnnTaylor Stores Corp. (b)                                                              1              15
  Applebee's International Inc.                                                           1              21
  Autonation Inc. (b)                                                                     2              34
  Autozone Inc. (b)                                                                       1              52
  Barnes & Noble Inc. (b)                                                                 1              18
  Bed Bath & Beyond Inc. (b)                                                              3             101
  Best Buy Co. Inc.                                                                       2             131
  Big Lots Inc. (b)                                                                       1              12
  BJ's Wholesale Club Inc. (b)                                                            1              20
  Bob Evans Farms Inc.                                                                    -               7
  Borders Group Inc.                                                                      1              19
  Brinker International Inc. (b)                                                          1              30
  Carmax Inc. (b)                                                                         1              30
  Casey's General Stores Inc.                                                             -               7
  Cato Corp. - Class A                                                                    -               6
  CBRL Group Inc.                                                                         -              19
  CEC Entertainment Inc. (b)                                                              -              12
  Charming Shoppes (b)                                                                    1               7
  Cheesecake Factory Inc. (b)                                                             1              25
  Chico's FAS Inc. (b) (c)                                                                2              48
  Childrens Place (b)                                                                     -               6
  Christopher & Banks Corp.                                                               -               5
  Circuit City Stores Inc.                                                                2              28
  Claire's Stores Inc.                                                                    1              18
  Copart Inc. (b)                                                                         1              14
  Cost Plus Inc. (b)                                                                      -               5
  Costco Wholesale Corp.                                                                  4             190
  CVS Corp.                                                                               4             195
  Darden Restaurants Inc.                                                                 1              41
  Dillard's Inc. - Class A                                                                1              18
  Dollar General Corp.                                                                    3              61
  Dollar Tree Stores Inc. (b)                                                             1              30
  Dress Barn Inc. (b)                                                                     -               4
  Family Dollar Stores Inc.                                                               2              46
  Federated Department Stores Inc.                                                        2             101
  Foot Locker Inc.                                                                        1              41
  Fred's Inc. (c)                                                                         -               6
  GameStop Corp. (b)                                                                      -               6
  Gap Inc. (c)                                                                            6             128
  Guitar Center Inc. (b)                                                                  -              12
  Hollywood Entertainment Corp. (b)                                                       1               7
  Home Depot Inc.                                                                        20             777
  HOT Topic Inc. (b) (c)                                                                  -               9
  Ihop Corp.                                                                              -               8
  Jack In The Box Inc. (b)                                                                -              12
  JC Penney Co.                                                                           2             121
  Kohl's Corp. (b)                                                                        3             146
  Krispy Kreme Doughnuts Inc. (b) (c)                                                     1               4
  Linens 'N Things Inc. (b)                                                               -              11
  Lone Star Steakhouse & Saloon                                                           -               5
  Longs Drug Stores Corp.                                                                 -               9
  Lowe's Cos. Inc.                                                                        7             375
  Limited Brands                                                                          3              76
  May Department Stores Co.                                                               3              99
  McDonald's Corp.                                                                       12             361
  Men's Warehouse Inc. (b)                                                                -              13
  Michaels Stores Inc. (c)                                                                1              47
  Neiman Marcus Group Inc. - Class A                                                      -              25
  Nordstrom Inc.                                                                          1              61
  Office Depot Inc.                                                                       3              64
  OfficeMax Inc.                                                                          1              27
  O'Reilly Automotive Inc. (b)                                                            1              25
  Outback Steakhouse Inc.                                                                 1              30
  Pacific Sunwear of California (b)                                                       1              20
  Panera Bread Co. - Class A (b)                                                          -              14
  Papa John's International Inc. (b)                                                      -               3
  Payless Shoesource Inc. (b)                                                             1              11
  PEP Boys-Manny Moe & Jack                                                               -               8
  Petco Animal Supplies Inc. (b)                                                          -              14
  Petsmart Inc.                                                                           1              40
  PF Chang's China Bistro Inc. (b) (c)                                                    -              12
  Pier 1 Imports Inc. (c)                                                                 1              12
  RadioShack Corp.                                                                        1              36
  Regis Corp.                                                                             -              16
  Rite Aid Corp. (b)                                                                      4              16
  Ross Stores Inc.                                                                        1              40
  Ruby Tuesday Inc.                                                                       1              13
  Ryan's Restaurant Group Inc. (b)                                                        -               5
  Saks Inc. (b)                                                                           1              22
  Sears Holdings Corp.                                                                    1             121
  ShopKo Stores Inc. (b)                                                                  -               6
  Sonic Corp. (b)                                                                         1              17
  Staples Inc.                                                                            5             146
  Starbucks Corp. (b)                                                                     4             191
  Stein Mart Inc. (b)                                                                     -               5
  Talbots Inc.                                                                            -               6
  Target Corp.                                                                            8             382
  The Sports Authority Inc. (b) (c)                                                       -               5
  Tiffany & Co.                                                                           1              48
  TJX Cos. Inc.                                                                           5             116
  Toys R US Inc. (b)                                                                      2              50
  Tractor Supply Co. (b)                                                                  -              13
  Triarc Cos. Inc. - Class B                                                              -               2
  Tuesday Morning Corp. (b)                                                               -               6
  Urban Outfitters Inc. (b)                                                               1              25
  Walgreen Co.                                                                            9             422
  Wal-Mart Stores Inc.                                                                   24           1,213
  Wendy's International Inc.                                                              1              40
  Williams-Sonoma Inc. (b)                                                                1              33
  Yum! Brands Inc.                                                                        3             143
  Zale Corp. (b)                                                                          -              15
                                                                                                      7,302
Software - 0.6%
  Avid Technology Inc. (b)                                                                -              17
  Dun & Bradstreet Corp. (b)                                                              1              40
  NAVTEQ Corp. (b)                                                                        1              24
  Pixar (b) (c)                                                                           -              24
                                                                                                        105
Telecommunications - 0.3%
  Telewest Global Inc. (b)                                                                2              41

  Total Common Stocks (cost $15,449)                                                                 16,002
Short Term Investments - 8.9%
Money Market Funds - 1.5%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                      240             240

Securities Lending Collateral - 7.4%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                              1,185           1,185

Total Short Term Investments (cost $1,425)                                                            1,425
Total Investments - 108.6% (cost $16,874)                                                            17,427

Other Assets and Liabilities, Net -  (8.6%)                                                         (1,382)

Total Net Assets - 100%                                                                             $16,045

JNL/Mellon Capital Management Energy Sector Fund
Common Stocks - 99.8%
Electric - 0.3%
  OGE Energy Corp.                                                                       10            $273


Engineering & Construction - 0.1%
  McDermott International Inc. (b)                                                        7             132


Oil & Gas Producers - 81.7%
  Amerada Hess Corp.                                                                      9             909
  Anadarko Petroleum Corp.                                                               29           2,196
  Apache Corp. (c)                                                                       38           2,302
  Atwood Oceanics Inc. (b)                                                                2             104
  Burlington Resources Inc.                                                              46           2,280
  Cabot Oil & Gas Corp. - Class A                                                         4             212
  Cheniere Energy Inc. (b)                                                                3             180
  Chesapeake Energy Corp.                                                                31             671
  ChevronTexaco Corp.                                                                   231          13,476
  Cimarex Energy Co. (b) (c)                                                              5             179
  ConocoPhillips                                                                         72           7,809
  Denbury Resources Inc. (b)                                                              6             223
  Devon Energy Corp.                                                                     53           2,525
  Diamond Offshore Drilling Inc. (c)                                                      7             352
  ENSCO International Inc.                                                               17             650
  EOG Resources Inc.                                                                     27           1,323
  Exxon Mobil Corp.                                                                     422          25,158
  Forest Oil Corp. (b)                                                                    6             240
  GlobalSantaFe Corp.                                                                    22             810
  Grey Wolf Inc. (b)                                                                     20             132
  Helmerich & Payne Inc.                                                                  5             214
  Houston Exploration Co. (b)                                                             3             188
  Kerr-McGee Corp. (c)                                                                   14           1,116
  Marathon Oil Corp.                                                                     40           1,874
  Murphy Oil Corp.                                                                       10             982
  Nabors Industries Ltd. (b)                                                             17           1,006
  Newfield Exploration Co. (b)                                                            7             522
  Noble Corp.                                                                            15             848
  Noble Energy Inc.                                                                       7             453
  Occidental Petroleum Corp.                                                             45           3,214
  Parker Drilling Co. (b)                                                                12              67
  Patina Oil & Gas Corp.                                                                  8             304
  Patterson-UTI Energy Inc.                                                              19             477
  Pioneer Natural Resources Co.                                                          17             711
  Plains Exploration & Production Co. (b)                                                 9             310
  Pogo Producing Co.                                                                      7             330
  Premcor Inc.                                                                            9             537
  Pride International Inc. (b)                                                           13             332
  Quicksilver Resources Inc. (b)                                                          4             177
  Range Resources Corp.                                                                   9             203
  Rowan Cos. Inc.                                                                        12             368
  Southwestern Energy Co. (b)                                                             4             238
  Stone Energy Corp. (b)                                                                  3             148
  Sunoco Inc. (c)                                                                         9             890
  Tesoro Corp. (b)                                                                        8             283
  Transocean Inc. (b)                                                                    37           1,904
  Unit Corp. (b)                                                                          4             203
  Unocal Corp.                                                                           31           1,884
  Valero Energy Corp.                                                                    29           2,156
  Vintage Petroleum Inc.                                                                  6             199
  XTO Energy Inc.                                                                        40           1,298
                                                                                                     85,167
Oil & Gas Services - 14.6%
  Baker Hughes Inc.                                                                      39           1,714
  BJ Services Co.                                                                        18             955
  Cal Dive International Inc. (b)                                                         4             189
  Cooper Cameron Corp. (b)                                                                6             362
  Core Laboratories NV (b)                                                                3              82
  FMC Technologies Inc. (b)                                                               7             243
  Global Industries Ltd. (b)                                                              9              87
  Grant Prideco Inc. (b)                                                                 14             342
  Halliburton Co.                                                                        58           2,497
  Hanover Compressor Co. (b) (c)                                                          8              97
  Input/Output Inc. (b)                                                                   9              55
  Key Energy Services Inc. (b)                                                           15             175
  Lone Star Technologies Inc. (b)                                                         3             135
  Maverick Tube Corp. (b)                                                                 5             162
  National Oilwell Varco Inc. (b)                                                        19             893
  Newpark Resources (b)                                                                  10              61
  Oceaneering International Inc. (b)                                                      3             112
  Schlumberger Ltd.                                                                      68           4,795
  SEACOR Holdings Inc. (b)                                                                2             131
  Smith International Inc.                                                               12             753
  Superior Energy Services Inc. (b)                                                       9             151
  Tidewater Inc.                                                                          6             239
  Veritas DGC Inc. (b)                                                                    4             113
  Weatherford International Ltd. (b)                                                     15             884
                                                                                                     15,227
Pipelines - 3.0%
  Dynegy Inc. - Class A (b)                                                              32             124
  El Paso Corp. (c)                                                                      71             748
  Kinder Morgan Inc.                                                                     11             846
  Western Gas Resources Inc.                                                              7             235
  Williams Cos. Inc.                                                                     63           1,191
                                                                                                      3,144
Transportation - 0.1%
  Offshore Logistics Inc. (b)                                                             3              86

  Total Common Stocks (cost $85,908)                                                                104,029
Short Term Investments - 4.2%
Money Market Funds - 0.5%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                      558             558

Securities Lending Collateral - 3.7%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                              3,837           3,837

  Total Short Term Investments (cost $4,395)                                                          4,395
Total Investments - 104.0% (cost $90,303)                                                           108,424

Other Assets and Liabilities, Net -  (4.0%)                                                         (4,140)

Total Net Assets - 100%                                                                            $104,284

JNL/Mellon Capital Management Financial Sector Fund
Common Stocks - 99.3%
Banks - 30.7%
  Amcore Financial Inc.                                                                   -              $8
  AmSouth Bancorp.                                                                        5             120
  Associated Banc-Corp.                                                                   2              50
  Bancorpsouth Inc.                                                                       1              17
  Bank of America Corp.                                                                  34           1,512
  Bank of Hawaii Corp.                                                                    1              27
  Bank of New York Company Inc.                                                          10             296
  BB&T Corp.                                                                              7             285
  Cathay General Bancorp.                                                                 1              19
  Chittenden Corp.                                                                        1              19
  Citizens Banking Corp.                                                                  1              18
  City National Corp.                                                                     1              43
  Comerica Inc.                                                                           2             123
  Commerce Bancorp. Inc. (c)                                                              2              68
  Commerce Bancshares Inc.                                                                1              45
  Compass Bancshares Inc.                                                                 2              73
  Cullen/Frost Bankers Inc.                                                               1              29
  East-West Bancorp. Inc.                                                                 1              22
  Fifth Third Bancorp. (c)                                                                7             281
  First Bancorp.                                                                          1              22
  First Horizon National Corp. (c)                                                        2              67
  First Midwest Bancorp. Inc.                                                             1              21
  Firstmerit Corp.                                                                        1              26
  FNB Corp.                                                                               1              12
  Fremont General Inc.                                                                    1              17
  Fulton Financial Corp.                                                                  1              31
  Greater Bay Bancorp.                                                                    1              17
  Hibernia Corp. - Class A                                                                2              66
  Hudson United Bancorp.                                                                  1              22
  Huntington Bancshares Inc.                                                              3              70
  Investors Financial Services Corp. (c)                                                  1              40
  Keycorp                                                                                 5             173
  M&T Bancorp.                                                                            1             112
  Marshall & Ilsley Corp.                                                                 2             103
  Mellon Financial Corp.                                                                  6             159
  Mercantile Bankshares Corp.                                                             1              54
  National City Corp.                                                                     8             264
  North Fork Bancorp. Inc. (c)                                                            6             159
  Northern Trust Corp.                                                                    2             108
  Old National Bancorp.                                                                   1              17
  Pacific Capital Bancorp.                                                                1              15
  Park National Corp.                                                                     -              20
  PNC Financial Services Group Inc.                                                       4             191
  Popular Inc.                                                                            3              79
  Provident Bankshares Corp.                                                              -              13
  Regions Financial Corp. (c)                                                             6             194
  Republic Bancorp. Inc.                                                                  1              13
  Silicon Valley Bancshares (b)                                                           -              22
  Sky Financial Group Inc.                                                                1              37
  South Financial Group Inc.                                                              1              29
  Southwest Bancorp. Inc.                                                                 1              14
  State Street Corp.                                                                      4             192
  Sterling Bancshares Inc.                                                                1               8
  Suntrust Banks Inc.                                                                     5             340
  Susquehanna Bancshares Inc.                                                             1              13
  Synovus Financial Corp.                                                                 3              94
  TCF Financial Corp.                                                                     2              48
  TD Banknorth Inc.                                                                       1              33
  Texas Regional Bancshares Inc. - Class A                                                1              20
  The Colonial Bancgroup Inc.                                                             2              33
  Trustco Bancorp. NY                                                                     1              15
  Trustmark Corp.                                                                         1              17
  UCBH Holdings Inc.                                                                      1              24
  UnionBanCal Corp.                                                                       1              45
  United Bankshares Inc.                                                                  1              19
  US Bancorp.                                                                            25             711
  Valley National Bancorp.                                                                1              32
  W Holding Co. Inc.                                                                      1              14
  Wachovia Corp.                                                                         21           1,048
  Webster Financial Corp.                                                                 1              31
  Wells Fargo & Co.                                                                      22           1,323
  Westamerica Bancorp.                                                                    -              20
  Whitney Holding Corp.                                                                   1              25
  Wilmington Trust Corp.                                                                  1              31
  Zions Bancorp.                                                                          1              81
                                                                                                      9,459
Commercial Services - 0.6%
  Equifax Inc.                                                                            2              56
  Moody's Corp.                                                                           2             132
                                                                                                        188
Diversified Financial Services - 32.0%
  Affiliated Managers Group Inc. (b) (c)                                                  -              25
  AG Edwards Inc.                                                                         1              45
  American Express Co                                                                    15             755
  AmeriCredit Corp. (b) (c)                                                               2              45
  Ameritrade Holding Corp. (b)                                                            4              36
  Bear Stearns Companies Inc.                                                             1             134
  Capital One Financial Corp.                                                             3             235
  CapitalSource Inc. (b)                                                                  1              17
  Charles Schwab Corp.                                                                   15             154
  Chicago Mercantile Exchange Holdings Inc. (c)                                           -              70
  CIT Group Inc.                                                                          3             104
  Citigroup Inc.                                                                         34           1,515
  Countrywide Financial Corp.                                                             7             238
  Doral Financial Corp.                                                                   1              27
  E*Trade Financial Corp. (b)                                                             4              54
  Eaton Vance Corp.                                                                       2              36
  Fannie Mae                                                                             13             691
  Federated Investors Inc.                                                                1              32
  First Marblehead Corp. (b)                                                              -              22
  Franklin Resources Inc.                                                                 2             128
  Freddie Mac                                                                             9             569
  Friedman Billings Ramsey - Class A (c)                                                  2              28
  Goldman Sachs Group Inc.                                                                5             593
  IndyMac Bancorp. Inc.                                                                   1              27
  Investment Technology Group Inc. (b)                                                    1              10
  Janus Capital Group Inc.                                                                3              42
  Jefferies Group Inc.                                                                    1              22
  JPMorgan Chase & Co.                                                                   43           1,499
  Knight Trading Group Inc. (b) (c)                                                       1              13
  LaBranche & Co. Inc. (b) (c)                                                            1               9
  Legg Mason Inc.                                                                         1             100
  Lehman Brothers Holdings Inc.                                                           4             353
  MBNA Corp.                                                                             15             361
  Merrill Lynch & Co. Inc.                                                               11             634
  Morgan Stanley                                                                         13             752
  Piper Jaffray Cos. (b)                                                                  -              10
  Providian Financial Corp. (b)                                                           4              63
  Raymond James Financial Inc.                                                            1              25
  SLM Corp.                                                                               6             281
  SWS Group Inc.                                                                          -               5
  T Rowe Price Group Inc.                                                                 2              99
  Waddell & Reed Financial Inc. - Class A                                                 1              24
  WP Stewart & Co. Ltd. (c)                                                               -               7
                                                                                                      9,889
Forest Products & Paper - 0.4%
  Plum Creek Timber Co. Inc.                                                              2              87
  Rayonier Inc. (c)                                                                       1              33
                                                                                                        119
Insurance - 22.1%
  ACE Ltd.                                                                                4             154
  Aflac Inc.                                                                              7             245
  Allmerica Financial Corp. (b)                                                           1              23
  Allstate Corp.                                                                          9             488
  Ambac Financial Group Inc.                                                              1             105
  American Financial Group Inc.                                                           1              17
  American International Group Inc.                                                      26           1,418
  American National Insurance Co.                                                         -              24
  AmerUs Group Co.                                                                        1              25
  AON Corp.                                                                               3              78
  Arthur J. Gallagher & Co.                                                               1              33
  Assurant Inc.                                                                           2              52
  Axis Capital Holdings Ltd.                                                              1              36
  Brown & Brown Inc. (c)                                                                  1              31
  Chubb Corp. (c)                                                                         3             209
  Cincinnati Financial Corp.                                                              2              89
  CNA Financial Corp. (b)                                                                 -              13
  Commerce Group Inc.                                                                     -              22
  Conseco Inc. (b) (c)                                                                    2              37
  Delphi Financial Group Inc.                                                             -              13
  Endurance Specialty Holdings Ltd.                                                       1              20
  Erie Indemnity Co. - Class A                                                            -              18
  Everest Re Group Ltd.                                                                   1              63
  Fidelity National Financial Inc.                                                        2              69
  First American Corp.                                                                    1              33
  Genworth Financial Inc.                                                                 3              80
  Hartford Financial Services Group Inc.                                                  4             258
  HCC Insurance Holdings Inc.                                                             1              30
  Hilb Rogal & Hobbs Co. (c)                                                              1              20
  Horace Mann Educators Corp.                                                             1              10
  IPC Holdings Ltd.                                                                       1              20
  Jefferson-Pilot Corp.                                                                   2              84
  Lincoln National Corp.                                                                  2             103
  Loews Corp.                                                                             2             123
  Markel Corp. (b)                                                                        -              39
  Marsh & McLennan Cos. Inc.                                                              6             193
  MBIA Inc.                                                                               2              97
  Mercury General Corp.                                                                   -              18
  MetLife Inc.                                                                            5             211
  MGIC Investment Corp.                                                                   1              81
  Montpelier Re Holdings Ltd.                                                             1              23
  Nationwide Financial Services Inc. - Class A                                            1              30
  Ohio Casualty Corp.                                                                     1              16
  Old Republic International Corp.                                                        2              53
  PartnerRe Ltd.                                                                          1              42
  Philadelphia Consolidated Holding Co. (b)                                               -              19
  Phoenix Cos. Inc. (c)                                                                   1              16
  Platinum Underwriters Holdings Ltd.                                                     -              14
  PMI Group Inc. (c)                                                                      1              45
  Presidential Life Corp.                                                                 -               6
  Progressive Corp.                                                                       2             209
  Protective Life Corp.                                                                   1              31
  Prudential Financial Inc.                                                               7             391
  Radian Group Inc.                                                                       1              59
  Reinsurance Group of America                                                            -              18
  RenaissanceRe Holdings Ltd.                                                             1              44
  Safeco Corp.                                                                            2              88
  Selective Insurance Group                                                               -              15
  St. Paul Travelers Cos. Inc.                                                            9             322
  Stancorp Financial Group Inc.                                                           -              30
  The Principal Financial Group                                                           4             159
  Torchmark Corp.                                                                         1              77
  Transatlantic Holdings Inc.                                                             -              23
  Unitrin Inc.                                                                            1              27
  UnumProvident Corp. (c)                                                                 4              67
  W.R. Berkley Corp.                                                                      1              44
  White Mountains Insurance Group Ltd.                                                    -              65
  Willis Group Holdings Ltd.                                                              2              70
  XL Capital Ltd.                                                                         2             128
                                                                                                      6,813
Internet - 0.0%
  Netbank Inc.                                                                            1               5


Lodging - 0.1%
  La Quinta Corp. (b)                                                                     2              17


Real Estate - 9.3%
  Alexandria Real Estate Equites Inc.                                                     -              16
  AMB Property Corp.                                                                      1              37
  American Financial Realty Trust                                                         1              19
  Annaly Mortgage Management (c)                                                          2              30
  Apartment Investment & Management Co.                                                   1              47
  Archstone-Smith Trust                                                                   3              88
  Arden Realty Inc.                                                                       1              31
  Avalonbay Communities Inc.                                                              1              64
  Boston Properties Inc.                                                                  1              84
  Brandywine Realty Trust                                                                 1              18
  BRE Properties Inc. - Class A                                                           1              25
  Camden Property Trust                                                                   1              33
  Capital Automotive REIT                                                                 1              21
  CarrAmerica Realty Corp.                                                                1              20
  Catellus Development Corp.                                                              1              30
  CBL & Associates Properties Inc.                                                        -              26
  Centerpoint Properties Trust                                                            1              22
  Colonial Properties Trust                                                               -              16
  Cousins Properties Inc.                                                                 1              16
  Crescent Real Estate EQT Co.                                                            1              21
  CRT Properties, Inc.                                                                    -               9
  Developers Diversified Realty Corp.                                                     1              54
  Duke Realty Corp.                                                                       2              54
  Equity Inns Inc.                                                                        1               7
  Equity Lifestyle Properties Inc.                                                        -              10
  Equity Office Properties Trust                                                          5             159
  Equity Residential Properties Trust                                                     4             119
  Essex Property Trust Inc.                                                               -              25
  Federal Realty Investors Trust                                                          1              33
  FelCor Lodging Trust Inc. (b)                                                           1               7
  First Industrial Realty Trust                                                           1              21
  Gables Residential Trust                                                                1              17
  General Growth Properties Inc.                                                          3              97
  Glenborough Realty Trust Inc.                                                           -               9
  Health Care Property Investors Inc.                                                     2              42
  Health Care REIT Inc.                                                                   1              19
  Healthcare Realty Trust Inc.                                                            1              24
  Highwoods Properties Inc.                                                               1              18
  Home Properties Inc.                                                                    -              17
  Hospitality Properties Trust                                                            1              31
  Host Marriott Corp.                                                                     4              70
  HRPT Properties Trust                                                                   2              24
  Impac Mortgage Holdings Inc.                                                            1              18
  Istar Financial Inc.                                                                    1              60
  Kilroy Realty Corp.                                                                     -              14
  Kimco Realty Corp.                                                                      1              67
  Liberty Property Trust                                                                  1              44
  Macerich Co.                                                                            1              40
  Mack-Cali Realty Corp.                                                                  1              34
  Meristar Hospitality Corp.                                                              2              12
  Mills Corp.                                                                             1              37
  Nationwide Health Properties Inc.                                                       1              19
  New Century Financial Corp.                                                             1              27
  New Plan Excel Realty Trust                                                             1              33
  Novastar Financial Inc. (c)                                                             -              15
  Pan Pacific Retail Properties Inc.                                                      1              31
  Penn Real Estate Investment Trust                                                       -              16
  Post Properties Inc.                                                                    1              16
  Prentiss Properties Trust                                                               -              16
  ProLogis                                                                                2              87
  Public Storage Inc.                                                                     1              67
  Realty Income Corp.                                                                     1              21
  Reckson Associate Realty Corp.                                                          1              34
  Redwood Trust Inc. (c)                                                                  -              17
  Regency Centers Corp.                                                                   1              39
  Saxon Capital Inc.                                                                      1              10
  Shurgard Storage Centers Inc. - Class A                                                 1              25
  Simon Property Group Inc.                                                               3             176
  SL Green Realty Corp. (c)                                                               1              30
  St. Joe Co.                                                                             1              63
  Taubman Centeres Inc.                                                                   1              16
  Thornburg Mortgage Inc. (c)                                                             1              27
  Trizec Properties Inc.                                                                  1              21
  United Dominion Realty Trust Inc.                                                       2              33
  Ventas Inc.                                                                             1              24
  Vornado Realty Trust                                                                    2             106
  Washington Real Estate Investment Trust                                                 1              16
  Weingarten Realty Investors                                                             1              35
                                                                                                      2,876
Savings & Loans - 3.9%
  Anchor Bancorp. Wisconsin Inc.                                                          -               8
  Astoria Financial Corp.                                                                 1              34
  Commercial Capital Bancorp. Inc.                                                        1              15
  Commercial Federal Corp.                                                                -              13
  Dime Community Bancshares                                                               -               7
  Downey Financial Corp.                                                                  -              17
  FirstFed Financial Corp. (b)                                                            -              12
  FirstFed Financial Corp.                                                                2              21
  Golden West Financial Corp.                                                             4             243
  Harbor Florida Bancshares Inc.                                                          -              10
  Hudson City Bancorp. Inc.                                                               1              31
  Independence Community Bancorp.                                                         1              39
  MAF Bancorp. Inc.                                                                       -              19
  New York Community Bancorp. Inc. (c)                                                    3              55
  Oceanfirst Financial Corp.                                                              -               4
  People's Bank (c)                                                                       1              48
  PFF Bancorp. Inc.                                                                       -               9
  Provident Financial Services Inc.                                                       1              18
  Sovereign Bancorp. Inc.                                                                 5             109
  Washington Federal Inc.                                                                 1              28
  Washington Mutual Inc.                                                                 11             452
                                                                                                      1,192
Software - 0.2%
  Moneygram International Inc.                                                            1              21
  Safeguard Scientifics Inc. (b)                                                          3               4
  SEI Investments Co.                                                                     1              32
                                                                                                         57
  Total Common Stocks (cost $30,009)                                                                 30,616
Short Term Investments - 6.0%
Money Market Funds - 0.8%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                      240             240

Securities Lending Collateral - 5.2%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                              1,620           1,620

  Total Short Term Investments (cost $1,860)                                                          1,860
Total Investments - 105.3% (cost $31,869)                                                            32,476

Other Assets and Liabilities, Net -  (5.3%)                                                         (1,643)

Total Net Assets - 100%                                                                             $30,833

JNL/Mellon Capital Management Global 15 Fund
Common Stocks - 98.8%
Auto Parts & Equipment - 7.1%
  GKN Plc                                                                             6,269         $30,058


Banks - 6.5%
  BOC Hong Kong Holdings Ltd.                                                        14,834          27,294


Diversified Financial Services - 6.0%
  JPMorgan Chase & Co.                                                                  730          25,248


Electric - 6.7%
  Scottish Power Plc                                                                  3,677          28,415


Holding Companies - Diversified - 6.9%
  Citic Pacific Ltd.                                                                  9,968          29,204


Insurance - 6.7%
  Royal & Sun Alliance Insurance Group                                               19,131          28,377


Manufacturing - 6.7%
  General Electric Co.                                                                  780          28,116


Oil & Gas Producers - 6.7%
  CNOOC Ltd.                                                                         52,765          28,413


Pharmaceuticals - 13.4%
  Merck & Co. Inc.                                                                      886          28,664
  Pfizer Inc.                                                                         1,059          27,807
                                                                                                     56,471
Real Estate - 6.3%
  Hang Lung Properties Ltd.                                                          18,358          26,596


Telecommunications - 12.9%
  BT Group Plc                                                                        7,303          28,360
  SBC Communications Inc.                                                             1,105          26,167
                                                                                                     54,527
Transportation - 12.9%
  MTR Corp.                                                                          17,695          27,225
  Peninsular & Oriental Steam Navigation Co                                           4,984          27,263
                                                                                                     54,488

  Total Common Stocks (cost $398,536)                                                               417,207
Short Term Investments - 1.4%
Money Market Funds - 1.4%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                    6,093           6,093

  Total Short Term Investments (cost $6,093)                                                          6,093
Total Investments - 100.2% (cost $404,629)                                                          423,300

Other Assets and Liabilities, Net -  (0.2%)                                                           (938)

Total Net Assets - 100%                                                                            $422,362

JNL/Mellon Capital Management JNL 5 Fund
Common Stocks - 97.3%
Aerospace & Defense - 0.9%
  Goodrich Corp.                                                                         58          $2,210


Agriculture - 2.1%
  Archer-Daniels-Midland Co.                                                            211           5,184


Auto Manufacturers - 1.4%
  General Motors Corp. (c)                                                              118           3,454


Auto Parts & Equipment - 1.4%
  GKN Plc                                                                               691           3,311


Banks - 1.2%
  BOC Hong Kong Holdings Ltd.                                                         1,619           2,979


Building Materials - 1.0%
  NCI Building Systems Inc. (b)                                                          25             980
  Texas Industries Inc.                                                                  27           1,477
                                                                                                      2,457
Chemicals - 3.7%
  EI Du Pont de Nemours & Co.                                                            96           4,916
  Kronos Worldwide Inc.                                                                  46           1,967
  PPG Industries Inc.                                                                    28           1,977
                                                                                                      8,860
Commercial Services - 0.9%
  Quebecor World Inc.                                                                    87           2,060


Computers - 0.2%
  SI International Inc. (b)                                                              14             388


Diversified Financial Services - 4.9%
  Accredited Home Lenders Holding Co. (b)                                                27             975
  Citigroup Inc.                                                                         98           4,391
  JPMorgan Chase & Co.                                                                  201           6,956
                                                                                                     12,322
Electric - 1.3%
  Scottish Power Plc                                                                    405           3,130


Electrical Components & Equipment - 2.0%
  Emerson Electric Co.                                                                   27           1,748
  Hubbell Inc.                                                                           36           1,840
  Intermagnetics General Corp. (b)                                                       35             852
  Ultralife Batteries Inc. (b)                                                           18             312
                                                                                                      4,752
Electronics - 0.7%
  II-VI Inc. (b)                                                                         36             625
  Paxar Corp. (b)                                                                        50           1,059
                                                                                                      1,684
Environmental Control - 1.1%
  Aleris International Inc. (b)                                                          37             923
  Waste Management Inc.                                                                  63           1,816
                                                                                                      2,739
Food - 3.3%
  Fresh Del Monte Produce Inc.                                                           64           1,942
  General Mills Inc.                                                                     38           1,865
  Kraft Foods Inc.                                                                       53           1,748
  Sanderson Farms Inc.                                                                   25           1,081
  United Natural Foods Inc. (b)                                                          50           1,438
                                                                                                      8,074
Forest Products & Paper - 1.5%
  International Paper Co.                                                                45           1,651
  Weyerhaeuser Co.                                                                       28           1,922
                                                                                                      3,573
Hand & Machine Tools - 0.7%
  Stanley Works                                                                          38           1,740


Healthcare - 8.4%
  Aetna Inc.                                                                             75           5,657
  LCA-Vision Inc.                                                                        26             851
  Psychiatric Solutions Inc. (b)                                                         25           1,153
  TLC Vision Corp.                                                                       87             820
  UnitedHealth Group Inc.                                                                53           5,099
  Ventana Medical Systems Inc. (b)                                                       44           1,648
  WellPoint Inc. (b)                                                                     41           5,137
                                                                                                     20,365
Holding Companies - Diversified - 1.3%
  Citic Pacific Ltd.                                                                  1,088           3,188


Home Builders - 0.8%
  Meritage Homes Corp. (b)                                                               33           1,922


Home Furnishings - 0.8%
  Whirlpool Corp.                                                                        27           1,842


Household Products - 2.2%
  Avery Dennison Corp.                                                                   31           1,944
  Jarden Corp. (b) (c)                                                                   35           1,619
  Kimberly-Clark Corp.                                                                   29           1,884
                                                                                                      5,447
Insurance - 1.3%
  Royal & Sun Alliance Insurance Group                                                2,107           3,126


Internet - 0.7%
  Websense Inc. (b) (c)                                                                  30           1,590


Leisure Time - 0.4%
  Nautilus Group Inc.                                                                    41             978


Manufacturing - 4.0%
  General Electric Co.                                                                  215           7,748
  SPX Corp. (c)                                                                          47           2,037
                                                                                                      9,785
Media - 0.7%
  Dow Jones & Co. Inc. (c)                                                               44           1,636


Metal Fabrication & Hardware - 1.0%
  Commercial Metals Co.                                                                  75           2,525


Mining - 0.8%
  Freeport-Mcmoran Copper & Gold Inc. (c)                                                49           1,954


Office & Business Equipment - 0.8%
  Pitney Bowes Inc.                                                                      41           1,837


Oil & Gas Producers - 6.9%
  Atwood Oceanics Inc. (b)                                                               19           1,275
  CNOOC Ltd.                                                                          5,759           3,101
  ConocoPhillips                                                                         22           2,337
  Harvest Natural Resources Inc. (b)                                                     45             535
  Petroleum Development Corp. (b)                                                        21             792
  Swift Energy Co. (b) (c)                                                               35             997
  Valero Energy Corp.                                                                   104           7,594
                                                                                                     16,631
Oil & Gas Services - 3.6%
  Halliburton Co.                                                                       120           5,186
  Maverick Tube Corp. (b)                                                                54           1,755
  Superior Energy Services Inc. (b)                                                      97           1,670
                                                                                                      8,611
Packaging & Containers - 1.2%
  Grief Inc.                                                                             14             969
  Packaging Corp of America                                                              80           1,943
                                                                                                      2,912
Pharmaceuticals - 9.4%
  Caremark Rx Inc. (b)                                                                  119           4,747
  Eli Lilly & Co.                                                                        33           1,729
  Mannatech Inc.                                                                         34             658
  Merck & Co. Inc.                                                                      244           7,900
  Pfizer Inc.                                                                           292           7,661
                                                                                                     22,695
Real Estate - 1.6%
  Hang Lung Properties Ltd.                                                           2,004           2,903
  LaSalle Hotel Properties                                                               36           1,035
                                                                                                      3,938
Retail - 4.4%
  Charming Shoppes (b)                                                                  149           1,209
  Guitar Center Inc. (b) (c)                                                             32           1,762
  Jack In The Box Inc. (b)                                                               46           1,709
  JC Penney Co.                                                                         114           5,902
                                                                                                     10,582
Software - 1.1%
  Ansys Inc. (b)                                                                         39           1,337
  Verint Systems Inc. (b)                                                                40           1,391
                                                                                                      2,728
Telecommunications - 8.5%
  Alltel Corp.                                                                           32           1,757
  BT Group Plc                                                                          805           3,124
  SBC Communications Inc.                                                               304           7,208
  Sprint Corp. (c)                                                                      189           4,309
  Verizon Communications Inc.                                                           116           4,124
                                                                                                     20,522
Tobacco - 2.1%
  Altria Group Inc.                                                                      77           5,040


Toys & Hobbies - 1.5%
  Jakks Pacific Inc. (b)                                                                 33             714
  Mattel Inc.                                                                            97           2,063
  RC2 Corp. (b)                                                                          26             880
                                                                                                      3,657
Transportation - 5.5%
  EGL Inc. (b)                                                                           57           1,299
  Forward Air Corp.                                                                      27           1,146
  MTR Corp.                                                                           1,932           2,972
  Norfolk Southern Corp.                                                                130           4,817
  Peninsular & Oriental Steam Navigation Co                                             549           3,003
                                                                                                     13,237

  Total Common Stocks (cost $231,131)                                                               235,665
Short Term Investments - 12.5%
Money Market Funds - 5.2%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                   11,590          11,590
  Dreyfus Government Cash Management Fund, 2.56% (a) (d)                              1,122           1,122
                                                                                                     12,712
Securities Lending Collateral - 7.3%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                             17,641          17,641

  Total Short Term Investments (cost $30,353)                                                        30,353
Total Investments - 109.8% (cost $261,484)                                                          266,018

Other Assets and Liabilities, Net -  (9.8%)                                                        (23,815)

Total Net Assets - 100%                                                                            $242,203

JNL/Mellon Capital Management Nasdaq 15 Fund
Common Stocks - 99.0%
Auto Manufacturers - 4.5%
  Paccar Inc.                                                                             9            $641


Computers - 2.2%
  Cognizant Technology Solutions Corp. (b)                                                7             311


Electronics - 1.8%
  Garmin Ltd. (c)                                                                         5             255


Healthcare - 1.6%
  Lincare Holdings Inc. (b) (c)                                                           5             225


Internet - 4.8%
  Symantec Corp.                                                                         32             687


Retail - 17.1%
  Sears Holdings Corp. (c)                                                                5             601
  Staples Inc.                                                                           25             796
  Starbucks Corp. (b)                                                                    20           1,045
                                                                                                      2,442
Software - 34.3%
  Adobe Systems Inc.                                                                     12             811
  Autodesk Inc.                                                                          12             347
  Citrix Systems Inc. (b) (c)                                                             9             203
  Oracle Corp. (b)                                                                      260           3,243
  Pixar (b) (c)                                                                           3             287
                                                                                                      4,891
Wireless Telecommunications - 32.7%
  Nextel Communications Inc. (b)                                                         57           1,606
  Qualcomm Inc.                                                                          83           3,051
                                                                                                      4,657

  Total Common Stocks (cost $14,674)                                                                 14,109
Short Term Investments - 17.3%
Money Market Funds - 3.1%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                      438             438

Securities Lending Collateral - 14.2%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                              2,028           2,028

  Total Short Term Investments (cost $2,466)                                                          2,466
Total Investments - 116.3% (cost $17,140)                                                            16,575

Other Assets and Liabilities, Net -  (16.3%)                                                        (2,332)

Total Net Assets - 100%                                                                             $14,243

JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund
Common Stocks - 99.8%
Agriculture - 0.1%
  Delta & Pine Land Co                                                                    1             $33


Biotechnology - 10.6%
  Affymetrix Inc. (b) (c)                                                                 2              83
  Alexion Pharmaceuticals Inc. (b)                                                        1              18
  Amgen Inc. (b)                                                                         41           2,393
  Applera Corp. - Celera Genomics Group (b)                                               2              24
  Biogen Idec Inc. (b)                                                                   11             379
  Bio-Rad Laboratories Inc. - Class A (b)                                                 -              24
  Celgene Corp. (b)                                                                       5             180
  Cell Genesys Inc. (b) (c)                                                               1               7
  Charles River Laboratories International Inc. (b) (c)                                   2              92
  Chiron Corp.                                                                            4             125
  CuraGen Corp. (b) (c)                                                                   1               5
  Enzo Biochem Inc. (b)                                                                   1              14
  Enzon Pharmaceuticals Inc. (b)                                                          1              14
  Genentech Inc. (b)                                                                     15             851
  Genzyme Corp.                                                                           7             422
  Human Genome Sciences Inc. (b)                                                          4              38
  Icos Corp. (b) (c)                                                                      2              41
  Immunomedics Inc. (b) (c)                                                               1               3
  Incyte Corp. (b)                                                                        3              19
  InterMune Inc. (b)                                                                      1               9
  Invitrogen Corp. (b)                                                                    2             123
  Lexicon Genetics Inc. (b)                                                               1               7
  Maxygen Inc. (b)                                                                        1               8
  Medimmune Inc. (b)                                                                      8             194
  Millennium Pharmaceuticals Inc. (b)                                                    10              82
  Millipore Corp.                                                                         2              70
  Myriad Genetics Inc. (b)                                                                1              19
  Nektar Therapeutics (b)                                                                 3              37
  Protein Design Labs Inc. (b) (c)                                                        3              48
  Regeneron Pharmaceuticals Inc. (b)                                                      1               5
  Savient Pharmaceuticals Inc. (b)                                                        2               7
  Telik Inc. (b)                                                                          2              25
  Transkaryotic Therapies Inc. (b)                                                        1              21
  Vertex Pharmaceuticals Inc. (b)                                                         3              24
  XOMA Ltd. (b) (c)                                                                       3               3
                                                                                                      5,414
Commercial Services - 0.2%
  Albany Molecular Research Inc. (b)                                                      1               6
  Parexel International Corp. (b)                                                         1              20
  Pharmaceutical Product Development Inc. (b)                                             2              79
                                                                                                        105
Distribution & Wholesale - 0.1%
  Owens & Minor Inc.                                                                      1              34


Electronics - 0.7%
  Applera Corp. - Applied Biosystems Group                                                7             133
  Fisher Scientific International (b)                                                     4             210
  Molecular Devices Corp. (b)                                                             -               9
                                                                                                        352
Healthcare - 45.2%
  Advanced Medical Optics Inc. (b) (c)                                                    1              41
  Aetna Inc.                                                                             10             741
  Alcon Inc.                                                                              3             235
  American Medical Systems Holdings Inc. (b)                                              2              36
  AMERIGROUP Corp. (b)                                                                    2              58
  Apria Healthcare Group Inc.                                                             2              50
  Arthrocare Corp. (b)                                                                    1              19
  Bausch & Lomb Inc.                                                                      2             125
  Baxter International Inc.                                                              20             676
  Beckman Coulter Inc.                                                                    2             131
  Becton Dickinson & Co.                                                                  8             451
  Beverly Enterprises Inc. (b) (c)                                                        3              40
  Biomet Inc.                                                                             8             278
  Biosite Inc. (b) (c)                                                                    1              27
  Boston Scientific Corp. (b)                                                            19             571
  Centene Corp. (b)                                                                       1              40
  Community Health Systems Inc. (b)                                                       3              98
  Cooper Companies Inc.                                                                   1             103
  Covance Inc.                                                                            2              96
  Coventry Health Care Inc. (b)                                                           3             233
  CR Bard Inc.                                                                            3             227
  Cyberonics Inc. (b)                                                                     1              31
  Cytyc Corp. (b)                                                                         4              82
  Dade Behring Holdings Inc. (b)                                                          1              82
  Datascope Corp.                                                                         -              12
  DaVita Inc. (b)                                                                         3             133
  Dentsply International Inc.                                                             2             129
  Diagnostic Products Corp.                                                               1              36
  Edwards Lifesciences Corp. (b)                                                          2              84
  Gen-probe Inc. (b)                                                                      2              72
  Guidant Corp.                                                                          10             748
  Haemonetics Corp. (b)                                                                   1              34
  HCA Inc.                                                                               13             693
  Health Management Associates Inc.                                                       7             195
  Health Net Inc. (b)                                                                     4             123
  Henry Schein Inc.                                                                       3             100
  Hillenbrand Industries Inc.                                                             2             105
  Humana Inc. (b)                                                                         5             164
  Idexx Laboratories Inc. (b)                                                             1              60
  Immucor Inc. (b)                                                                        1              44
  Inamed Corp. (b)                                                                        1              80
  Intuitive Surgical Inc. (b)                                                             1              49
  Invacare Corp.                                                                          1              42
  Johnson & Johnson                                                                      96           6,444
  Kinetic Concepts Inc. (b)                                                               2              98
  Laboratory Corp. of America Holdings (b)                                                4             213
  Lifepoint Hospitals Inc. (b)                                                            1              50
  Lincare Holdings Inc. (b)                                                               3             143
  Manor Care Inc.                                                                         3             102
  Medtronic Inc.                                                                         39           1,990
  Mentor Corp.                                                                            1              38
  OCA Inc. (b) (c)                                                                        1               6
  Odyssey Healthcare Inc. (b)                                                             1              14
  Pacificare Health Systems Inc. (b)                                                      3             158
  Patterson Cos. Inc. (b) (c)                                                             4             191
  Pediatrix Medical Group Inc. (b)                                                        1              49
  PolyMedica Corp.                                                                        1              27
  Province Healthcare Co. (b)                                                             2              37
  PSS World Medical Inc. (b)                                                              2              23
  Quest Diagnostics Inc.                                                                  3             271
  Renal Care Group Inc. (b)                                                               2              82
  Resmed Inc. (b)                                                                         1              62
  Respironics Inc. (b)                                                                    1              65
  Sierra Health Services Inc. (b)                                                         1              50
  St. Jude Medical Inc. (b)                                                              12             416
  Steris Corp. (b)                                                                        2              56
  Stryker Corp.                                                                           9             401
  Sunrise Senior Living Inc. (b)                                                          1              29
  Sybron Dental Specialties Inc. (b)                                                      1              45
  Techne Corp. (b)                                                                        1              51
  Tenet Healthcare Corp. (b) (c)                                                         15             173
  Triad Hospitals Inc.                                                                    2             125
  UnitedHealth Group Inc.                                                                21           2,017
  Universal Health Services Inc.                                                          2              92
  Varian Medical Systems Inc. (b)                                                         4             151
  Viasys Healthcare Inc. (b)                                                              1              16
  Visx Inc. (b)                                                                           2              37
  WellChoice Inc. (b)                                                                     1              54
  WellPoint Inc. (b)                                                                     10           1,198
  Zimmer Holdings Inc. (b)                                                                8             613
                                                                                                     22,961
Insurance - 0.8%
  Cigna Corp.                                                                             5             403


Internet - 0.0%
  Eresearch Technology Inc. (b) (c)                                                       2              18


Pharmaceuticals - 42.1%
  Abbott Laboratories                                                                    50           2,348
  Abgenix Inc. (b) (c)                                                                    2              17
  Alkermes Inc. (b)                                                                       3              29
  Allergan Inc.                                                                           4             300
  Alpharma Inc. - Class A                                                                 1              16
  American Pharmaceutical Partners Inc. (b) (c)                                           1              66
  Amylin Pharmaceuticals Inc. (b)                                                         3              53
  Barr Pharmaceuticals Inc. (b)                                                           3             141
  Bristol-Myers Squibb Co.                                                               63           1,602
  Caremark Rx Inc. (b)                                                                   15             584
  Cell Therapeutics Inc. (b) (c)                                                          2               6
  Cephalon Inc. (b) (c)                                                                   2              86
  Cubist Pharmaceuticals Inc. (b)                                                         2              17
  CV Therapeutics Inc. (b)                                                                1              20
  Eli Lilly & Co.                                                                        31           1,627
  Express Scripts Inc. (b)                                                                2             184
  Forest Laboratories Inc.                                                               12             443
  Gilead Sciences Inc.                                                                   14             498
  Hospira Inc. (b)                                                                        5             162
  ImClone Systems Inc. (b)                                                                2              73
  Impax Laboratories Inc. (b)                                                             2              26
  IVAX Corp. (b)                                                                          7             134
  King Pharmaceuticals Inc. (b)                                                           8              64
  Ligand Pharmaceuticals - Class B (b)                                                    2              13
  Medarex Inc. (b)                                                                        3              19
  Medco Health Solutions Inc. (b)                                                         9             434
  Medicines Co. (b)                                                                       1              33
  Medics Pharmaceutical Corp. (c)                                                         2              55
  Merck & Co. Inc.                                                                       72           2,321
  MGI Pharma Inc. (b)                                                                     2              58
  Mylan Laboratories Inc.                                                                 8             143
  Nabi Biopharmaceuticals (b)                                                             2              24
  Neurocrine Biosciences Inc. (b)                                                         1              45
  Noven Pharmaceuticals Inc. (b)                                                          1              13
  NPS Pharmaceuticals Inc. (b)                                                            1              16
  Onyx Pharmaceuticals Inc. (b)                                                           1              34
  OSI Pharmaceuticals Inc. (b)                                                            1              61
  Par Pharmaceuticals Cos. Inc. (b)                                                       1              36
  Perrigo Co.                                                                             2              45
  Pfizer Inc.                                                                           244           6,399
  Schering-Plough Corp.                                                                  48             865
  Sepracor Inc.                                                                           3             194
  Taro Pharmaceuticals Industries ltd. (b)                                                1              23
  Trimeris Inc. (b)                                                                       1               6
  United Therapeutics Corp. (b)                                                           1              32
  Valeant Pharmaceutical International (c)                                                3              66
  Vicuron Pharmaceuticals Inc. (b)                                                        2              31
  Watson Pharmaceuticals Inc. (b)                                                         4             109
  Wyeth                                                                                  43           1,820
                                                                                                     21,391

  Total Common Stocks (cost $49,879)                                                                 50,711
Short Term Investments - 3.9%
Money Market Funds - 1.5%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                      780             780

Securities Lending Collateral - 2.4%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                              1,222           1,222

  Total Short Term Investments (cost $2,002)                                                          2,002
Total Investments - 103.7% (cost $51,881)                                                            52,713

Other Assets and Liabilities, Net -  (3.7%)                                                         (1,887)

Total Net Assets - 100%                                                                             $50,826

JNL/Mellon Capital Management Select Small-Cap Fund
Common Stocks - 99.8%
Building Materials - 5.5%
  NCI Building Systems Inc. (b)                                                         219          $8,434
  Texas Industries Inc.                                                                 234          12,601
                                                                                                     21,035
Computers - 0.9%
  SI International Inc. (b)                                                             119           3,297


Diversified Financial Services - 2.2%
  Accredited Home Lenders Holding Co. (b)                                               229           8,309

Electrical Components & Equipment - 2.6%
  Intermagnetics General Corp. (b)                                                      303           7,365
  Ultralife Batteries Inc. (b)                                                          155           2,652
                                                                                                     10,017
Electronics - 3.8%
  II-VI Inc. (b)                                                                        314           5,472
  Paxar Corp. (b)                                                                       427           9,118
                                                                                                     14,590
Environmental Control - 2.1%
  Aleris International Inc. (b)                                                         316           7,881


Food - 5.7%
  Sanderson Farms Inc.                                                                  215           9,301
  United Natural Foods Inc. (b)                                                         434          12,421
                                                                                                     21,722
Healthcare - 9.9%
  LCA-Vision Inc.                                                                       217           7,237
  Psychiatric Solutions Inc. (b)                                                        216           9,920
  TLC Vision Corp.                                                                      737           6,981
  Ventana Medical Systems Inc. (b)                                                      376          14,067
                                                                                                     38,205
Home Builders - 4.3%
  Meritage Homes Corp. (b) (c)                                                          278          16,392


Household Products - 3.7%
  Jarden Corp. (b) (c)                                                                  305          13,981


Internet - 3.6%
  Websense Inc. (b)                                                                     253          13,587


Leisure Time - 2.2%
  Nautilus Group Inc.                                                                   354           8,419


Metal Fabrication & Hardware - 5.7%
  Commercial Metals Co.                                                                 636          21,551


Oil & Gas Producers - 8.1%
  Atwood Oceanics Inc. (b)                                                              163          10,829
  Harvest Natural Resources Inc. (b)                                                    394           4,686
  Petroleum Development Corp. (b)                                                       178           6,725
  Swift Energy Co. (b)                                                                  303           8,626
                                                                                                     30,866
Oil & Gas Services - 7.7%
  Maverick Tube Corp. (b)                                                               461          14,980
  Superior Energy Services Inc. (b)                                                     828          14,246
                                                                                                     29,226
Packaging & Containers - 2.2%
  Grief Inc.                                                                            118           8,213


Pharmaceuticals - 1.5%
  Mannatech Inc. (c)                                                                    286           5,584


Real Estate - 2.3%
  LaSalle Hotel Properties Inc.                                                         303           8,804


Retail - 10.5%
  Charming Shoppes (b)                                                                1,281          10,417
  Guitar Center Inc. (b) (c)                                                            274          15,014
  Jack In The Box Inc. (b) (c)                                                          393          14,574
                                                                                                     40,005
Software - 6.2%
  Ansys Inc. (b)                                                                        338          11,555
  Verint Systems Inc. (b)                                                               339          11,860
                                                                                                     23,415
Toys & Hobbies - 3.6%
  Jakks Pacific Inc. (b)                                                                283           6,071
  RC2 Corp. (b)                                                                         220           7,496
                                                                                                     13,567
Transportation - 5.5%
  EGL Inc. (b)                                                                          493          11,240
  Forward Air Corp.                                                                     232           9,864
                                                                                                     21,104

  Total Common Stocks (cost $359,105)                                                               379,770
Short Term Investments - 6.3%
Money Market Funds - 1.1%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                    4,253           4,253

Securities Lending Collateral - 5.2%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                             19,846          19,846

  Total Short Term Investments (cost $24,099)                                                        24,099
Total Investments - 106.1% (cost $383,204)                                                          403,869

Other Assets and Liabilities, Net -  (6.1%)                                                        (23,310)

Total Net Assets - 100%                                                                            $380,559

JNL/Mellon Capital Management Technology Sector Fund
Common Stocks - 99.5%
Chemicals - 0.0%
  Cabot Microelectronics Corp. (b)                                                        1             $16


Commercial Services - 0.1%
  BearingPoint Inc. (b)                                                                   4              31


Computers - 28.3%
  Advanced Digital Information Corp. (b)                                                  1              11
  Agilysis Inc.                                                                           1              14
  Apple Computer Inc. (b)                                                                17             718
  Brocade Communications Systems Inc. (b)                                                 6              33
  CACI International Inc. (b)                                                             1              35
  Cadence Design Systems Inc. (b) (c)                                                     6              86
  Ciber Inc. (b) (c)                                                                      1               8
  Cognizant Technology Solutions Corp. (b)                                                3             129
  Computer Sciences Corp.                                                                 4             182
  Dell Inc. (b)                                                                          46           1,772
  Diebold Inc.                                                                            2              82
  DST Systems Inc. (b)                                                                    1              66
  Electronic Data Systems Corp.                                                          11             223
  Electronics for Imaging Inc. (b)                                                        1              21
  EMC Corp. (b)                                                                          51             629
  Gateway Inc.                                                                            5              20
  Hewlett-packard Co.                                                                    61           1,344
  Hutchinson Technology (b)                                                               1              19
  Imation Corp.                                                                           1              26
  InFocus Corp. (b)                                                                       1               4
  Intergraph Corp. (b)                                                                    1              22
  International Business Machines Corp.                                                  35           3,203
  Iomega Corp. (b)                                                                        1               5
  Jack Henry & Associates Inc.                                                            2              30
  Kronos Inc. (b)                                                                         1              33
  Lexmark International Inc. (b)                                                          3             219
  Maxtor Corp. (b)                                                                        5              28
  McData Corp. - Class A (b) (c)                                                          2               6
  Mentor Graphics Corp. (b)                                                               2              22
  Mercury Computer Systems Inc. (b)                                                       -              11
  Micros Systems Inc. (b)                                                                 1              29
  M-Systems Flash Disk Pioneers Ltd. (b)                                                  1              16
  National Instruments Corp.                                                              1              30
  NCR Corp. (b)                                                                           4             133
  Network Appliance Inc. (b)                                                              8             210
  PalmOne Inc. (b) (c)                                                                    1              22
  Perot Systems Corp. (b)                                                                 2              21
  Quantum Corp. (b)                                                                       3              10
  Radisys Corp. (b)                                                                       -               6
  Reynolds & Reynolds Co. - Class A                                                       1              38
  SanDisk Corp. (b)                                                                       3              96
  Seagate Technology (b)                                                                  4              87
  Silicon Graphics Inc. (b) (c)                                                           5               6
  Silicon Storage Technology Inc. (b)                                                     2               6
  Storage Technology Corp. (b)                                                            2              74
  Sun Microsystems Inc. (b)                                                              70             284
  Sungard Data Systems Inc.                                                               6             211
  Synopsys Inc.                                                                           3              55
  Unisys Corp. (b)                                                                        7              48
  Western Digital Corp. (b)                                                               4              55
                                                                                                     10,438
Distribution & Wholesale - 0.3%
  Ingram Micro Inc. - Class A (b)                                                         3              43
  Tech Data Corp.                                                                         1              44
  United Stationers Inc. (b)                                                              1              32
                                                                                                        119
Electrical Components & Equipment - 0.3%
  American Power Conversion Corp.                                                         4             103


Electronics - 0.1%
  Cymer Inc. (b)                                                                          1              21


Engineering & Construction - 0.1%
  Dycom Industries Inc. (b)                                                               1              23


Entertainment - 0.1%
  Macrovision Corp. (b)                                                                   1              23


Internet - 6.2%
  Agile Software Corp. (b)                                                                1               8
  Akamai Technologies Inc. (b) (c)                                                        2              31
  Ariba Inc. (b)                                                                          2              12
  Ask Jeeves Inc. (b) (c)                                                                 1              33
  Avocent Corp. (b)                                                                       1              28
  Check Point Software Technologies Ltd. (b)                                              4              82
  Digital River Inc. (b)                                                                  1              20
  E.piphany Inc. (b)                                                                      2               5
  Earthlink Inc. (b)                                                                      3              26
  Entrust Technologies Inc. (b)                                                           1               4
  F5 Networks Inc. (b)                                                                    1              34
  Google Inc. (b)                                                                         2             364
  Infospace Inc. (b)                                                                      1              24
  Internet Security Systems Inc. (b)                                                      1              17
  Interwoven Inc. (b)                                                                     1               5
  Keynote Systems Inc. (b)                                                                -               4
  Macromedia Inc. (b)                                                                     2              51
  Matrixone Inc. (b)                                                                      1               4
  McAfee Inc. (b)                                                                         3              74
  Openwave Systems Inc. (b)                                                               1              17
  PC-Tel Inc. (b)                                                                         -               3
  RealNetworks Inc. (b)                                                                   2              13
  RSA Security Inc. (b) (c)                                                               2              24
  S1 Corp. (b)                                                                            1               9
  SonicWALLl Inc. (b)                                                                     2               8
  Symantec Corp.                                                                         15             320
  Tibco Software Inc. (b)                                                                 4              27
  United Online Inc. (b)                                                                  1              14
  VeriSign Inc. (b)                                                                       5             155
  Verity Inc. (b)                                                                         1               7
  Vignette Corp. (b)                                                                      6               7
  WatchGuard Technologies Inc. (b)                                                        1               2
  webMethods Inc. (b)                                                                     1               6
  Websense Inc. (b)                                                                       -              26
  Yahoo! Inc. (b)                                                                        24             825
                                                                                                      2,289
Machinery - 0.3%
  Presstek Inc. (b)                                                                       1               5
  UNOVA Inc. (b)                                                                          1              21
  Zebra Technologies Corp. (b)                                                            2              71
                                                                                                         97
Office & Business Equipment - 1.5%
  IKON Office Solutions Inc.                                                              3              25
  Imagistics International Inc. (b)                                                       -              11
  Pitney Bowes Inc.                                                                       5             221
  Xerox Corp. (b) (c)                                                                    20             305
                                                                                                        562
Pharmaceuticals - 0.0%
  Accelrys Inc. (b)                                                                       -               3


Retail - 0.0%
  Insight Enterprises Inc. (b)                                                            1              19


Semiconductors - 22.5%
  Actel Corp. (b)                                                                         1               8
  Advanced Micro Devices, Inc. (b) (c)                                                    7             119
  Agere Systems Inc. - Class A (b)                                                       17              24
  Agere Systems Inc. - Class B (b)                                                       19              27
  Altera Corp. (b)                                                                        8             156
  Amkor Technology Inc. (b)                                                               2               7
  Analog Devices Inc.                                                                     8             285
  Applied Materials Inc.                                                                 36             581
  Applied Micro Circuits Corp. (b)                                                        7              22
  Asyst Technologies Inc. (b)                                                             1               4
  Atmel Corp. (b)                                                                        10              28
  ATMI Inc. (b)                                                                           1              17
  Axcelis Technologies Inc. (b)                                                           2              16
  Broadcom Corp. - Class A (b)                                                            5             164
  Brooks Automation Inc. (b)                                                              1              13
  Cirrus Logic Inc. (b) (c)                                                               2               8
  Cohu Inc.                                                                               -               7
  Conexant Systems Inc.                                                                  10              15
  Credence Systems Corp. (b) (c)                                                          2              16
  Cree, Inc. (b) (c)                                                                      2              33
  Cypress Semiconductor Corp. (b) (c)                                                     3              32
  DSP Group Inc. (b)                                                                      1              16
  Dupont Photomasks Inc. (b)                                                              -               8
  Emulex Corp. (b) (c)                                                                    2              33
  ESS Technology (b)                                                                      1               3
  Exar Corp. (b)                                                                          1              11
  Fairchild Semiconductor International Inc. (b)                                          3              40
  Freescale Semiconductor Inc. (b) (c)                                                    3              47
  Freescale Semiconductor Inc. (b)                                                        6              98
  Helix Technology Corp.                                                                  1               9
  Integrated Circuit Systems Inc. (b)                                                     2              29
  Integrated Device Technology Inc. (b)                                                   2              28
  Intel Corp.                                                                           133           3,093
  International Rectifier Corp. (b)                                                       1              64
  Intersil Corp.                                                                          3              55
  Kla-Tencor Corp. (b)                                                                    4             189
  Kopin Corp. (b)                                                                         1               4
  Kulicke & Soffa Industries Inc. (b)                                                     1               7
  Lam Research Corp. (b)                                                                  3              80
  Lattice Semiconductor Corp. (b)                                                         2              12
  Linear Technology Corp.                                                                 7             251
  LSI Logic Corp. (b)                                                                     8              46
  Ltx Corp. (b) (c)                                                                       1               6
  Marvell Technology Group Ltd. (b)                                                       4             159
  Maxim Integrated Products Inc.                                                          7             282
  Micrel Inc. (b)                                                                         1              13
  Microchip Technology Inc.                                                               4             112
  Micron Technology Inc. (b) (c)                                                         13             132
  Mindspeed Technologies Inc. (b) (c)                                                     2               5
  Mykrolis Corp. (b)                                                                      1              12
  National Semiconductor Corp.                                                            8             157
  Novellus Systems Inc. (b)                                                               3              82
  Nvidia Corp. (b)                                                                        3              78
  Omnivision Technologies Inc. (b) (c)                                                    1              17
  Photroncis Inc. (b)                                                                     1              11
  PMC - Sierra Inc. (b)                                                                   4              33
  Power Integrations Inc. (b)                                                             1              12
  Qlogic Corp. (b)                                                                        2              82
  Rambus Inc.                                                                             2              31
  Semtech Corp. (b)                                                                       1              27
  Silicon Image Inc. (b)                                                                  1              15
  Silicon Laboratories Inc. (b)                                                           1              25
  Siliconix Inc. (b)                                                                      -               4
  Skyworks Solutions Inc. (b)                                                             3              21
  Teradyne Inc. (b)                                                                       4              58
  Texas Instruments Inc.                                                                 36             929
  Transmeta Corp. (b)                                                                     3               3
  Triquint Semiconductor Inc. (b)                                                         3              10
  Ultratech Inc. (b)                                                                      -               6
  Varian Semiconductor Equipment Associates Inc. (b)                                      1              30
  Vitesse Semiconductor Corp. (b)                                                         4              11
  Xilinx, Inc.                                                                            7             214
  Zoran Corp. (b)                                                                         1              10
                                                                                                      8,292
Software - 21.9%
  Actuate Corp. (b)                                                                       1               3
  Adobe Systems Inc.                                                                      5             339
  Advent Software Inc. (b)                                                                1              10
  Ascential Software Corp. (b)                                                            1              23
  Autodesk Inc.                                                                           5             144
  BEA Systems Inc. (b)                                                                    8              64
  BMC Software Inc. (b)                                                                   5              70
  Borland Software Corp. (b)                                                              2              15
  Cerner Corp. (b) (c)                                                                    1              32
  Citrix Systems Inc. (b)                                                                 4              85
  Computer Associates International Inc.                                                 10             268
  Compuware Corp. (b)                                                                     7              52
  CSG Systems International Inc. (b)                                                      1              16
  Dendrite International Inc. (b)                                                         1              10
  Fair Isaac Inc.                                                                         1              51
  Filenet Corp. (b)                                                                       1              19
  Hyperion Solutions Corp. (b)                                                            1              36
  Idx Systems Corp. (b)                                                                   -              14
  Informatica Corp. (b)                                                                   2              14
  Inter-Tel Inc.                                                                          -               9
  Intuit Inc. (b)                                                                         4             161
  JDA Software Group Inc. (b)                                                             1               7
  Keane Inc. (b)                                                                          1              16
  Manugistics Group Inc. (b)                                                              1               2
  Mercury Interactive Corp. (b) (c)                                                       2              83
  Micromuse Inc. (b)                                                                      2               7
  Microsoft Corp.                                                                       204           4,925
  MRO Software Inc. (b)                                                                   -               5
  NDCHealth Corp.                                                                         1              12
  Netiq Corp. (b)                                                                         1              13
  Novell Inc. (b)                                                                         8              47
  Oracle Corp. (b)                                                                       84           1,049
  Packeteer Inc. (b)                                                                      1              11
  Parametric Technology Corp.                                                             5              30
  Quest Software Inc. (b)                                                                 1              15
  Red Hat Inc. (b) (c)                                                                    4              40
  Retek Inc. (b)                                                                          1              12
  Serena Software Inc. (b)                                                                1              14
  Siebel Systems Inc. (b)                                                                 9              86
  Sybase Inc. (b)                                                                         2              37
  Veritas Software Corp. (b)                                                              9             213
  Wind River Systems Inc. (b)                                                             2              24
                                                                                                      8,083
Telecommunications - 0.3%
  Amdocs Ltd. (b)                                                                         4             112
  Aspect Communications Corp. (b)                                                         1               8
                                                                                                        120
Telecommunications Equipment - 11.3%
  3Com Corp. (b)                                                                          8              28
  Adaptec Inc. (b) (c)                                                                    2              10
  ADC Telecommunications Inc. (b)                                                        17              34
  Adtran Inc.                                                                             1              17
  Andrew Corp. (b) (c)                                                                    3              37
  Arris Group Inc. (b)                                                                    2              12
  Avaya Inc. (b)                                                                          9             103
  C-COR Inc. (b)                                                                          1               5
  Ciena Corp. (b)                                                                        11              20
  Cisco Systems Inc. (b)                                                                139           2,480
  Computer Network Technology Corp. (b)                                                   1               3
  Comverse Technology Inc. (b) (c)                                                        4              96
  Corning Inc. (b)                                                                       29             328
  Extreme Networks Inc. (b)                                                               2              13
  Finsar Corp. (b)                                                                        4               5
  Foundry Networks Inc. (b)                                                               2              24
  Harmonic Inc. (b)                                                                       1              14
  Harris Corp.                                                                            3              91
  JDS Uniphase Corp. (b) (c)                                                             30              50
  Juniper Networks Inc. (b)                                                              10             230
  Lucent Technologies Inc.                                                               91             250
  MRV Communications Inc. (b) (c)                                                         2               6
  Plantronics Inc.                                                                        1              38
  Polycom Inc. (b)                                                                        2              35
  Scientific-Atlanta Inc.                                                                 3              90
  Sonus Networks Inc. (b) (c)                                                             5              22
  Sycamore Networks Inc. (b)                                                              4              14
  Tekelec (b)                                                                             1              21
  Tellabs Inc. (b)                                                                        9              65
  Utstarcom Inc. (b) (c)                                                                  2              23
                                                                                                      4,164
Wireless Telecommunications - 6.2%
  American Tower Corp. (b) (c)                                                            5              85
  Audiovox Corp. (b)                                                                      -               4
  Crown Castle International Corp.                                                        5              75
  Interdigital Communication Corp. (b)                                                    1              18
  Motorola Inc.                                                                          50             746
  Qualcomm Inc.                                                                          35           1,270
  Remec Inc. (b)                                                                          1               6
  RF Micro Devices Inc. (b)                                                               4              21
  Spectrasite Inc. (b)                                                                    1              55
  Stratex Networks Inc. (b)                                                               2               3
  Wireless Facilities Inc. (b)                                                            1               7
                                                                                                      2,290

  Total Common Stocks (cost $38,697)                                                                 36,693
Short Term Investments - 5.8%
Money Market Funds - 1.7%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                      623             623

Securities Lending Collateral - 4.1%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                              1,522           1,522

  Total Short Term Investments (cost $2,145)                                                          2,145
Total Investments - 105.3% (cost $40,842)                                                            38,838

Other Assets and Liabilities, Net -  (5.3%)                                                         (1,973)

Total Net Assets - 100%                                                                             $36,865

JNL/Mellon Capital Management The Dow(SM) 10 Fund
Common Stocks - 99.4%
Auto Manufacturers - 7.7%
  General Motors Corp. (c)                                                            1,156         $33,980


Chemicals - 11.0%
  EI Du Pont de Nemours & Co.                                                           944          48,396


Diversified Financial Services - 19.2%
  Citigroup Inc.                                                                        962          43,217
  JPMorgan Chase & Co.                                                                1,187          41,077
                                                                                                     84,294
Manufacturing - 10.4%
  General Electric Co.                                                                1,269          45,766


Pharmaceuticals - 20.9%
  Merck & Co. Inc.                                                                    1,441          46,645
  Pfizer Inc.                                                                         1,723          45,255
                                                                                                     91,900
Telecommunications - 18.9%
  SBC Communications Inc.                                                             1,797          42,577
  Verizon Communications Inc.                                                         1,144          40,601
                                                                                                     83,178
Tobacco - 11.3%
  Altria Group Inc.                                                                     758          49,585

  Total Common Stocks (cost $448,938)                                                               437,099
Short Term Investments - 8.9%
Money Market Funds - 0.8%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                    3,755           3,755

Securities Lending Collateral - 8.1%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                             35,522          35,522

  Total Short Term Investments (cost $39,277)                                                        39,277
Total Investments - 108.3% (cost $488,215)                                                          476,376

Other Assets and Liabilities, Net -  (8.3%)                                                        (36,652)

Total Net Assets - 100%                                                                            $439,724

JNL/Mellon Capital Management The S&P(R) 10 Fund
Common Stocks - 100.0%
Agriculture - 9.7%
  Archer-Daniels-Midland Co.                                                          1,736         $42,664


Healthcare - 29.6%
  Aetna Inc.                                                                            621          46,557
  UnitedHealth Group Inc. (c)                                                           440          41,961
  WellPoint Inc. (b)                                                                    337          42,233
                                                                                                    130,751
Oil & Gas Producers - 14.2%
  Valero Energy Corp.                                                                   853          62,510


Oil & Gas Services - 9.7%
  Halliburton Co.                                                                       987          42,677


Pharmaceuticals - 8.8%
  Caremark Rx Inc. (b)                                                                  978          38,896


Retail - 11.0%
  JC Penney Co.                                                                         935          48,559


Telecommunications - 8.0%
  Sprint Corp. (c)                                                                    1,551          35,297


Transportation - 9.0%
  Norfolk Southern Corp.                                                              1,070          39,645

  Total Common Stocks (cost $384,645)                                                               440,998
Short Term Investments - 5.9%
Money Market Funds - 1.0%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                    4,361           4,361

Securities Lending Collateral - 4.9%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                             21,389          21,389

  Total Short Term Investments (cost $25,750)                                                        25,750
Total Investments - 105.9% (cost $410,395)                                                          466,749

Other Assets and Liabilities, Net -  (5.9%)                                                        (25,999)

Total Net Assets - 100%                                                                            $440,750

JNL/Mellon Capital Management Value Line 25 Fund
Common Stocks - 98.6%
Chemicals - 0.8%
  Georgia Gulf Corp.                                                                     16            $736


Computers - 17.3%
  Apple Computer Inc. (b)                                                               309          12,860
  Cognizant Technology Solutions Corp. (b)                                               51           2,360
                                                                                                     15,220
Electric - 10.1%
  TXU Corp. (c)                                                                         112           8,902


Hand & Machine Tools - 2.8%
  Black & Decker Corp.                                                                   31           2,448


Healthcare - 34.2%
  Aetna Inc.                                                                            113           8,499
  UnitedHealth Group Inc.                                                               227          21,691
                                                                                                     30,190
Home Builders - 2.1%
  NVR Inc. (b) (c)                                                                        2           1,886


Home Furnishings - 2.6%
  Harman International Industries Inc.                                                   26           2,277


Internet - 1.0%
  Websense Inc. (b) (c)                                                                  16             853


Iron & Steel - 5.6%
  AK Steel Holding Corp. (b)                                                             55             609
  Carpenter Technology Corp.                                                             14             802
  Nucor Corp.                                                                            61           3,517
                                                                                                      4,928
Oil & Gas Producers - 2.0%
  Berry Petroleum Co. - Class A                                                          17             853
  Southwestern Energy Co. (b)                                                            16             900
                                                                                                      1,753
Oil & Gas Services - 1.0%
  Cal Dive International Inc. (b)                                                        20             890


Retail - 4.6%
  Aeropostale Inc. (b)                                                                   27             896
  American Eagle Outfitters                                                              56           1,660
  Urban Outfitters Inc. (b)                                                              31           1,500
                                                                                                      4,056
Semiconductors - 0.7%
  Cree Inc. (b) (c)                                                                      28             613


Software - 10.0%
  Adobe Systems Inc.                                                                     92           6,158
  Autodesk Inc.                                                                          88           2,625
                                                                                                      8,783
Transportation - 3.8%
  JB Hunt Transportation Services Inc.                                                   31           1,365
  OMI Corp.                                                                              48             912
  Yellow Roadway Corp. (b)                                                               19           1,094
                                                                                                      3,371

  Total Common Stocks (cost $81,266)                                                                 86,906
Short Term Investments - 17.9%
Money Market Funds - 3.9%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                    3,460           3,460

Securities Lending Collateral - 14.0%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                             12,389          12,389

  Total Short Term Investments (cost $15,849)                                                        15,849
Total Investments - 116.5% (cost $97,115)                                                           102,755

Other Assets and Liabilities, Net -  (16.5%)                                                       (14,584)

Total Net Assets - 100%                                                                             $88,171

JNL/Mellon Capital Management VIP Fund
Common Stocks - 99.0%
Advertising - 0.0%
  WPP Group Plc                                                                           -              $-


Apparel - 0.7%
  Nike Inc. - Class B                                                                     5             398


Auto Manufacturers - 1.8%
  DaimlerChrysler AG                                                                     10             461
  Paccar Inc.                                                                             9             621
                                                                                                      1,082
Banks - 6.6%
  ABN Amro Holding NV                                                                    19             462
  Barclays Plc                                                                           44             446
  Danske Bank A/S                                                                        16             466
  HBOS Plc                                                                               30             471
  HSBC Holdings Plc                                                                      29             461
  Lloyds TSB Group Plc                                                                   54             489
  Sanpaolo IMI SpA                                                                       34             536
  UniCredito Italiano SpA                                                                85             503
                                                                                                      3,834
Beverages - 0.8%
  Diageo Plc                                                                             34             486


Building Materials - 0.9%
  NCI Building Systems Inc. (b)                                                           5             204
  Texas Industries Inc. (c)                                                               6             310
                                                                                                        514
Chemicals - 0.2%
  Georgia Gulf Corp.                                                                      2              90


Commercial Services - 1.1%
  Moody's Corp. (c)                                                                       8             615


Computers - 6.0%
  Affiliated Computer Services - Class A (b) (c)                                          2              86
  Apple Computer Inc. (b)                                                                38           1,579
  Cognizant Technology Solutions Corp. (b)                                               11             490
  Dell Inc. (b)                                                                          33           1,271
  SI International Inc. (b)                                                               3              82
                                                                                                      3,508
Cosmetics & Personal Care - 4.8%
  Proctor & Gamble Co.                                                                   53           2,815


Distribution & Wholesale - 0.2%
  W.W. Grainger Inc.                                                                      2              96


Diversified Financial Services - 2.2%
  Accredited Home Lenders Holding Co. (b)                                                 6             206
  SLM Corp. (c)                                                                          22           1,103
                                                                                                      1,309
Electric - 3.5%
  Enel SpA                                                                               50             480
  National Grid Transco Plc                                                              52             478
  TXU Corp. (c)                                                                          14           1,093
                                                                                                      2,051
Electrical Components & Equipment - 0.4%
  Intermagnetics General Corp. (b)                                                        7             177
  Ultralife Batteries Inc. (b)                                                            4              66
                                                                                                        243
Electronics - 0.9%
  Garmin Ltd. (c)                                                                         3             161
  II-VI Inc. (b)                                                                          8             131
  Paxar Corp. (b)                                                                        11             224
  Waters Corp. (b)                                                                        1              31
                                                                                                        547
Environmental Control - 0.3%
  Aleris International Inc. (b)                                                           8             195


Food - 1.1%
  Sanderson Farms Inc.                                                                    5             226
  United Natural Foods Inc. (b)                                                          11             304
  WM Wrigley Jr. Co.                                                                      1              87
                                                                                                        617
Hand & Machine Tools - 0.5%
  Black & Decker Corp.                                                                    4             300


Healthcare - 10.3%
  Aetna Inc.                                                                             14           1,043
  Johnson & Johnson                                                                      20           1,334
  Laboratory Corp. of America Holdings (b)                                                1              42
  LCA-Vision Inc.                                                                         5             175
  Lincare Holdings Inc. (b)                                                               3             143
  Psychiatric Solutions Inc. (b)                                                          5             241
  TLC Vision Corp.                                                                       18             168
  UnitedHealth Group Inc.                                                                28           2,663
  Ventana Medical Systems Inc. (b)                                                        9             345
                                                                                                      6,154
Home Builders - 1.1%
  Meritage Homes Corp. (b) (c)                                                            7             401
  NVR Inc. (b) (c)                                                                        -             232
                                                                                                        633
Home Furnishings - 0.5%
  Harman International Industries Inc.                                                    3             279


Household Products - 0.6%
  Jarden Corp. (b) (c)                                                                    7             342


Insurance - 3.1%
  Aegon NV                                                                               36             488
  Aviva Plc                                                                              41             489
  ING Group NV                                                                           16             492
  Safeco Corp.                                                                            7             321
                                                                                                      1,790
Internet - 1.5%
  Symantec Corp.                                                                         21             439
  Websense Inc. (b)                                                                       8             434
                                                                                                        873
Iron & Steel - 1.0%
  AK Steel Holding Corp. (b)                                                              7              74
  Carpenter Technology                                                                    2              99
  Nucor Corp.                                                                             8             433
                                                                                                        606
Leisure Time - 1.1%
  Harley Davidson Inc.                                                                    8             436
  Nautilus Group Inc.                                                                     9             207
                                                                                                        643
Metal Fabrication & Hardware - 0.9%
  Commercial Metals Co.                                                                  16             527


Oil & Gas Producers - 8.8%
  Anadarko Petroleum Corp.                                                                -              37
  Atwood Oceanics Inc. (b)                                                                4             265
  Berry Petroleum Co. - Class A                                                           2             104
  Burlington Resources Inc.                                                               1              39
  ENI SpA                                                                                20             511
  Exxon Mobil Corp.                                                                      52           3,087
  Harvest Natural Resources Inc. (b)                                                     10             114
  Petroleum Development Corp. (b)                                                         4             167
  Royal Dutch Petroleum Co. - NYS                                                         9             512
  Southwestern Energy Co. (b)                                                             2             110
  Swift Energy Co. (b) (c)                                                                7             213
                                                                                                      5,159
Oil & Gas Services - 1.4%
  Cal Dive International Inc. (b)                                                         2             107
  Maverick Tube Corp. (b) (c)                                                            11             366
  Superior Energy Services Inc. (b)                                                      20             348
                                                                                                        821
Packaging & Containers - 0.3%
  Grief Inc.                                                                              3             201


Pharmaceuticals - 3.5%
  Mannatech Inc. (c)                                                                      7             135
  Pfizer Inc.                                                                            73           1,921
                                                                                                      2,056
Real Estate - 0.4%
  LaSalle Hotel Properties                                                                8             219


Retail - 8.7%
  Aeropostale Inc. (b)                                                                    3             112
  American Eagle Outfitters (c)                                                           7             205
  Charming Shoppes (b)                                                                   31             256
  Guitar Center Inc. (b)                                                                  7             369
  Home Depot Inc.                                                                        46           1,759
  Jack In The Box Inc. (b) (c)                                                           10             357
  Sears Holdings Corp. (c)                                                                3             381
  Staples Inc.                                                                           16             510
  Starbucks Corp. (b)                                                                    13             667
  TJX Cos. Inc.                                                                          12             305
  Urban Outfitters Inc. (b)                                                               4             186
                                                                                                      5,107
Semiconductors - 3.5%
  Cree, Inc. (b) (c)                                                                      4              76
  Intel Corp.                                                                            84           1,953
                                                                                                      2,029
Software - 8.5%
  Adobe Systems Inc.                                                                     22           1,487
  Ansys Inc. (b)                                                                          8             283
  Autodesk Inc.                                                                          18             546
  Citrix Systems Inc. (b)                                                                 5             128
  Oracle Corp. (b)                                                                      166           2,071
  Pixar (b)                                                                               2             180
  Verint Systems Inc. (b)                                                                 8             290
                                                                                                      4,985
Telecommunications - 1.1%
  Alltel Corp. (c)                                                                        2             102
  BT Group Plc                                                                          126             490
  CenturyTel Inc. (c)                                                                     1              27
                                                                                                        619
Tobacco - 1.0%
  British American Tobacco Plc                                                           29             503
  UST Inc. (c)                                                                            1              60
                                                                                                        563
Toys & Hobbies - 0.6%
  Jakks Pacific Inc. (b)                                                                  7             150
  RC2 Corp. (b)                                                                           5             181
                                                                                                        331
Transportation - 2.9%
  EGL Inc. (b)                                                                           12             275
  Forward Air Corp.                                                                       6             243
  JB Hunt Transportation Services Inc.                                                    4             170
  OMI Corp. (c)                                                                           6             111
  United Parcel Service Inc.                                                             10             740
  Yellow Roadway Corp. (b) (c)                                                            2             132
                                                                                                      1,671
Wireless Telecommunications - 6.2%
  Nextel Communications Inc. (b)                                                         43           1,218
  Qualcomm Inc.                                                                          53           1,948
  TIM SpA                                                                                66             441
                                                                                                      3,607

  Total Common Stocks (cost $57,419)                                                                 57,915
Short Term Investments - 16.3%
Money Market Funds - 5.8%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                    2,872           2,872
  Dreyfus Government Cash Management Fund, 2.56% (a) (d)                                548             548
                                                                                                      3,420
Securities Lending Collateral - 10.5%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                              6,162           6,162

  Total Short Term Investments (cost $9,582)                                                          9,582
Total Investments - 115.3% (cost $67,001)                                                            67,497

Other Assets and Liabilities, Net -  (15.3%)                                                        (8,990)

Total Net Assets - 100%                                                                             $58,507

Notes to the Schedules of Investments:

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of March 31, 2005.

(b)  Non-income producing security.

(c)  All or portion of the security has been loaned.

(d)  Investments in affiliates.

Summary of Investments by Country:
                                  JNL/Mellon Capital   JNL/Mellon Capital   JNL/Mellon Capital
                                     Management           Management           Management
                                   Global 15 Fund         JNL 5 Fund             VIP Fund

Canada                                    - %                     1.2 %               0.3 %
Cayman Islands                            -                       0.8                   -
Denmark                                   -                         -                 0.8
Germany                                   -                         -                 0.7
Hong Kong                              32.8                       6.1                   -
Italy                                     -                         -                 4.0
Netherlands                               -                         -                 3.2
United Kingdom                         33.6                       6.3                 7.0
United States                          33.6                      85.6                84.0
Total Investments                     100.0 %                   100.0 %             100.0 %


Summary of Open Currency Contracts (in thousands):
                       Currency      Settlement          Notional     Currency      Unrealized
                  Purchased/Sold       Date               Amount         Value     Gain/(Loss)


JNL/Mellon Capital Management Global 15 Fund
                  GBP/USD           04/01/05               728 GBP      $1,375         $ 11
                  GBP/USD           04/05/05               327 GBP         618            -
                  HKD/USD           04/01/05            10,342 HKD       1,326            -

                                                                        $3,319         $ 11


Subsequent Event - Fund Mergers and Fund Name Changes. Effective May 2, 2005,
JNL/Mellon Capital Management JNL 5 Fund acquired JNL/Mellon Capital Management
The Dow 10 Fund (III) and JNL/Mellon Capital Management The Dow 10 Fund (V).
Effective May 2, 2005, JNL/Mellon Capital Management Energy Sector Fund was renamed JNL/Mellon Capital Management Oil & Gas Sector Fund and JNL/Mellon
Capital Management Pharmaceutical/Healthcare Sector Fund was renamed JNL/Mellon
Capital Management Healthcare Sector Fund.

Federal Income Tax Matters:
As of March 31, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments are listed in the following table (in thousands). Cost and unrealized appreciation may differ for financial statement and tax purposes primarily because of the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; the difference in accounting in Real Estate Investments Trusts; and
the tax deferral of losses on wash sale transactions.
                                                                                                                  Net
                                                                                    Gross          Gross       Unrealized
                                                                    Cost of       Unrealized     Unrealized    Appreciation/
                                                                  Investments    Appreciation   Depreciation  (Depreciation)
--------------------------------------------------------------- --------------- -------------- -------------- --------------
--------------------------------------------------------------- --------------- -------------- -------------- --------------
JNL/Mellon Capital Management Communications Sector Fund        $       18,515  $       1,002  $     (1,122)  $       (120)
JNL/Mellon Capital Management Consumer Brands Sector Fund               15,777          1,394          (929)           465
JNL/Mellon Capital Management Energy Sector Fund                        86,474         18,545          (432)        18,113
JNL/Mellon Capital Management Financial Sector Fund                     30,251          1,946        (1,342)           604
JNL/Mellon Capital Management JNL 5 Fund                               243,862         10,685        (6,170)         4,515
JNL/Mellon Capital Management Pharmaceutical/Healthcare                 50,776          5,699        (4,985)           714
JNL/Mellon Capital Management Technology Sector Fund                    39,320          2,145        (4,301)        (2,156)
JNL/Mellon Capital Management VIP Fund                                  60,899          2,325        (1,889)           436


Readers should review the annual or semi-annual report filed with the Securities & Exchange Commission which contains additional information.



ITEM 2.  CONTROLS AND PROCEDURES

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3.  EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC


By:      /s/ Robert A. Fritts
         ----------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    May 20, 2005

By:      /s/ Mark D. Nerud
         ----------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Robert A. Fritts
         ----------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    May 20, 2005

By:      /s/ Mark D. Nerud
         ----------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    May 20, 2005